JUDICIAL DEPOSITS AND GARNISHMENTS (Tables)	12 Months Ended
Dec. 31, 2020
JUDICIAL DEPOSITS AND GARNISHMENTS
Schedule of judicial deposits and garnishments

	12.31.20	12.31.19
Judicial deposits
Tax	1,453,939	2,007,074
Civil	951,905	1,049,922
Labor	241,455	316,009
Regulatory	266,647	261,005
Total	2,913,946	3,634,010
Garnishments	30,432	36,875
Total	2,944,378	3,670,885

Current	177,433	277,468
Non-current	2,766,945	3,393,417

Schedule of composition of the balances of the tax judicial deposits

Tax	12.31.20	12.31.19
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	92,849	575,426
Universal Telecommunication Services Fund (FUST)	525,563	518,372
State Value-Added Tax (ICMS)	331,086	269,483
Social Contribution Tax for Intervention in the Economic Order (CIDE)	289,924	286,270
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	18,880	140,186
Withholding Income Tax (IRRF)	58,300	57,142
Telecommunications Inspection Fund (FISTEL)	46,830	46,167
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	33,540	34,983
Other taxes, charges and contributions	56,967	79,045
Total	1,453,939	2,007,074